Critical Accounting Estimates and Judgements	12 Months Ended
Jun. 30, 2018
Disclosure of Accounting Judgement and Estimates [Abstract]
Disclosure of accounting judgements and estimates [Text Block]
4.

Critical Accounting Estimates and Judgements

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are addressed below.

Recoverability of the carrying values of long lived assets and estimated impairment losses
 (Notes 10 and 22)

Non-financial assets including goodwill and investment in associates are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset exceeds its recoverable amount.

In addition, the Group tests at least annually whether goodwill or assets that have indefinite useful lives have suffered any impairment. The recoverable amounts of assets or cash generating units (“CGUs”) have been principally determined based on value-in-use calculations. These calculations require the use of estimates, such as discount rates, future profitability and growth rates.

Earn-out provision (Note 10 and 23)

The investment recorded for equity accounted investee company, Agimol Corporation S.A., included a provision for expected future earn-out payments. This provision need to be re-assessed annually. The assessments require the use of estimates, such as discount rates, future profitability and growth rates.

Valuation of seeds inventory
 (Note 17)

The net realizable value of seeds inventory depends on a number of factors, principally germination. An amount of judgement and estimation is required in assessing the valuation.

Allowance for impairment of trade and other receivables
(Note 16)

The policy for allowance for impairment of trade and other receivables of the Group is based on the evaluation of collectability and on management’s judgement. A considerable amount of judgement is required in assessing the ultimate realization of these receivables, including the current creditworthiness and the past collection history of each customer. If the financial conditions of customers of the Group were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.

Provisions and Contingent liabilities
(Notes 23 and 29)

Management makes significant judgements regarding whether any pending litigation and claims should result in the recognition of a provision. Management consults with its legal and other professional
advisors to determine whether or not the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation, and if a reliable estimate can be made of the amount to settle the obligation. If so, significant judgments are sometimes necessary to measure the amount of the provision to be recognized. The amount recognized as a provision is generally the best estimate of the expenditure required to settle the present obligation at the end of the reporting period. When there is a continuous range of possible outcomes, and each point in that range is as likely as any other, the mid-point of the range is used to measure the provision recognized. If management concludes that there is a past obligating event with respect to the underlying claim, then any incremental legal costs expected to be incurred in settling the claim is included in measuring the provision.

A contingent liability does not result in the recognition of a provision. Instead, information about the contingent liability is disclosed unless the likelihood of an outflow of resources embodying economic benefits is remote. Disclosures include a brief description of the nature of the contingency and, when this is practicable, the estimated financial effect, an indication of the uncertainties and the possibility of any reimbursement. When disclosure is impracticable, the fact is stated. Significant judgments are sometimes necessary in determining whether or not the Group has a present obligation as a result of a past event and in estimating the amount of any potential liability.